Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
Note 28: Subsequent events
On February 12, 2024, the Board of Directors declared an interim dividend of $0.44 per common share to be paid on March 11, 2024 to shareholders of record on February 26, 2024.